Economic group and joint arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of information about the subsidiary

Percentage interest held in capital stock and votes		Corporate purpose	Legal address

Edenor Tech SAU	100%	Sale, management, storage, import and export of renewable and conventional energy and their possible by-products	Av. Del Libertador 6363, CABA

Schedule of interests in joint ventures

Percentage interest held in capital stock and votes		Corporate purpose	Legal address	Equity attributable to the owners		Loss from interest in joint ventures
				12.31.24	12.31.23	12.31.24	12.31.23	12.31.22

SACME	50%	Control of the operation of both the electric power generation and transmission in the GBA	Av. España 3251, CABA	121	124	(13)	(21)	(37)